Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions With Related Parties
Cash and cash equivalents	€ 8,100	€ 8,183
Other current financial assets	3,710	1,085
Trade and other receivables	12,436	16,901
Other current assets	3,943	3,662
Other non-current financial assets	1,109	3,215
Other non-current assets	2,839	4,011
Short-term debt	4,929	4,238
Current portion of long-term debt	3,434	4,582
Current portion of non-current lease liabilities	1,263	1,279
Trade and other payables	20,261	22,092
Other current liabilities	4,039	5,049
Long-term debt	20,139	21,570
Non-current lease liabilities	4,437	5,174
Other non-current liabilities	€ 3,390	€ 4,449
Other current financial assets, Percentage	63.53%	4.42%
Trade and other receivables, Percentage	11.06%	9.47%
Other current assets, Percentage	1.93%	1.47%
Other non-current financial assets, Percentage	55.18%	74.03%
Other non-current assets, Percentage	7.29%	3.54%
Short-term debt, Percentage	5.38%	3.21%
Current portion of long-term debt, Percentage	3.73%	0.46%
Current portion of non-current lease liabilities, Percentage	8.55%	11.88%
Trade and other payables, Percentage	21.14%	18.18%
Other current liabilities, Percentage	2.13%	0.67%
Long-term debt, Percentage	0.26%	0.37%
Non-current lease liabilities, Percentage	0.90%	0.60%
Other non-current liabilities, Percentage	13.63%	11.69%
Sales from operations	€ 82,151	€ 88,797	€ 93,717
Other income and revenues	1,478	2,417	1,099
Purchases, services and other	(67,056)	(71,114)	(73,836)
Net (impairments) reversals of trade and other receivables	(11)	(168)	(249)
Payroll and related costs	(3,229)	(3,262)	(3,136)
Other operating income (expense)	641	(352)	478
Finance income	7,196	7,715	7,417
Finance expense	(8,170)	(8,980)	(8,113)
Derivative financial instruments	(80)	278	(61)
Other income (expense) from investments	€ 426	€ 984	€ 1,108
Sales from operations, Percentage	3.62%	3.38%	4.61%
Other income and revenues, Percentage	19.28%	11.54%	14.19%
Purchases, services and other, Percentage	26.50%	24.47%	21.51%
Net (impairments) reversals of trade and other receivables, Percentage	9.09%	1.19%
Payroll and related costs, Percentage			0.26%
Other operating income (expense), Percentage			3.56%
Financial income, Percentage	2.99%	2.57%	2.09%
Financial expense, Percentage	0.94%	0.63%	0.35%
Other income (expense) from investments, Percentage			40.16%
Net cash provided by operating activities	€ 13,330	€ 13,092	€ 15,119
Net cash used in investing activities	(9,298)	(9,817)	(9,365)
Net cash used in financing activities	(3,596)	(5,380)	(5,668)
Change in cash and cash equivalents	(198)	83	(62)
Net increase (decrease) in cash and cash equivalents	€ 238	€ (2,022)	€ 24
Net cash used in investing activities, Percentage	34.21%	31.99%	18.10%
Net cash used in financing activities, Percentage	11.32%	0.37%	2.86%
Related parties
Transactions With Related Parties
Other current financial assets	€ 2,357	€ 48
Trade and other receivables	1,375	1,601
Other current assets	76	54
Other non-current financial assets	612	2,380
Other non-current assets	207	142
Short-term debt	265	136
Current portion of long-term debt	128	21
Current portion of non-current lease liabilities	108	152
Trade and other payables	4,283	4,017
Other current liabilities	86	34
Long-term debt	52	79
Non-current lease liabilities	40	31
Other non-current liabilities	462	520
Sales from operations	2,973	2,997	€ 4,322
Other income and revenues	285	279	156
Purchases, services and other	(17,769)	(17,404)	(15,885)
Net (impairments) reversals of trade and other receivables	(1)	(2)	5
Payroll and related costs	17	3	(8)
Other operating income (expense)	(264)	201	17
Finance income	215	198	155
Finance expense	(77)	(57)	(28)
Derivative financial instruments			1
Other income (expense) from investments	(18)	(12)	445
Revenue and other income cash flow	3,258	3,276	4,478
Costs and other expenses cash flow	(15,198)	(15,056)	(13,539)
Other operating income (loss) cash flow	(264)	201	17
Net change in trade and other receivables and payables	691	(61)	1,916
Net interests cash flow	138	132	117
Net cash provided by operating activities	(11,375)	(11,508)	(7,011)
Capital expenditure in tangible and intangible assets	(2,555)	(2,347)	(2,349)
Disposal of investments			440
Net change in accounts payable and receivable in relation to investments	93	(292)	504
Change in financial receivables	(719)	(501)	(290)
Net cash used in investing activities	(3,181)	(3,140)	(1,695)
Change in financial and lease liabilities	(407)	(20)	(162)
Net cash used in financing activities	(407)	(20)	(162)
Change in cash and cash equivalents		(3)	(7)
Net increase (decrease) in cash and cash equivalents	€ (14,963)	€ (14,671)	€ (8,875)